Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes World Investment Series, Inc.
Entity Central Index Key	0000918199
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000114967 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Institutional Shares
Trading Symbol	EMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$101	0.94%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	14.05%	3.39%	4.20%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 21,453,617
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
C000024819 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Class C Shares
Trading Symbol	IHICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$206	1.94%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.94%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	11.71%	2.33%	3.31%
Class C Shares — excluding sales load	12.71%	2.33%	3.31%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 21,453,617
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
C000024817 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Emerging Market Debt Fund
Class Name	Class A Shares
Trading Symbol	IHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$127	1.19%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  A large contributor to relative Fund performance was the underweight allocation to the Asia region. Asia as a region underperformed the other global regions.
  Outperformance from specific countries including Egypt, Brazil, Argentina, Turkey and Chile were positive contributors to relative Fund performance.
Top Detractors from Performance
  Underweight exposures to foreign exchange (FX) positions relative to the Index were a detractor from relative Fund performance.
  Positioning in South Africa, Senegal and Colombia were detractors from relative Fund Performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	8.69%	2.20%	3.46%
Class A Shares — excluding sales load	13.77%	3.16%	3.94%
Bloomberg Global Aggregate Index	5.57%	-1.94%	1.29%
J.P. Morgan Emerging Markets Bond Index Global Diversified	11.90%	2.02%	4.18%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	12.90%	2.81%	4.44%
Morningstar Emerging Markets Bond Funds Average	11.29%	2.51%	4.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 21,453,617
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$21,453,617
Number of Investments	163
Portfolio Turnover Rate	59%
Total Advisory Fees Paid	$0

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets)
C000024820 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Class A Shares
Trading Symbol	ISCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$141	1.24%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	20.74%	5.55%	7.64%
Class A Shares — excluding sales load	27.75%	6.75%	8.25%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 401,823,675
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 2,086,367
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000024822 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Class C Shares
Trading Symbol	ISCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$226	1.99%

Expenses Paid, Amount	$ 226
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	25.79%	5.96%	7.58%
Class C Shares — excluding sales load	26.79%	5.96%	7.58%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 401,823,675
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 2,086,367
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000062082 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Small-Mid Company Fund
Class Name	Institutional Shares
Trading Symbol	ISCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Small-Mid Company Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$113	0.99%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Financials, Consumer Discretionary, Energy and Materials sectors.
  Top individual Fund holdings that contributed positively to Fund performance included Rheinmetall AG, Lundin Mining Corp, IHI Corporation, Renk Group AG and DroneShield Limited.
  By country, Germany and Japan were top contributors to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Information Technology and Consumer Services.
  Stock selection within Information Technology and Communication Services was also a negative contributor to relative performance.
  The Fund’s cash position detracted from performance.
  Top individual Fund holdings that detracted from performance during the reporting period included MoonLake Immunotherapeutics, NICE Ltd, B&M European Value Retail SA, Varun Beverages Ltd and Ashtead Group PLC.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	28.07%	7.02%	8.50%
MSCI ACWI ex USA Index	26.04%	8.41%	7.89%
MSCI ACWI ex USA SMID Cap Index	25.41%	7.69%	7.58%
Morningstar Foreign Small/Mid Growth Category Average	14.73%	1.65%	5.84%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 401,823,675
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 2,086,367
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$401,823,675
Number of Investments	151
Portfolio Turnover Rate	39%
Total Advisory Fees Paid	$2,086,367

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000129977 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class R6 Shares
Trading Symbol	FGRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$85	0.74%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	29.91%	9.30%	7.70%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,519,256,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,967,353
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000090240 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Institutional Shares
Trading Symbol	FGFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	29.83%	9.25%	7.64%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,519,256,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,967,353
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000130407 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class R Shares
Trading Symbol	FGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$141	1.23%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	29.26%	8.77%	7.17%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,519,256,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,967,353
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000024825 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class C Shares
Trading Symbol	FGFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$208	1.82%

Expenses Paid, Amount	$ 208
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	27.49%	8.12%	6.70%
Class C Shares — excluding sales load	28.49%	8.12%	6.70%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,519,256,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,967,353
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)
C000024823 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes International Leaders Fund
Class Name	Class A Shares
Trading Symbol	FGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$123	1.07%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  Stock selection within the Financials, Industrials, Healthcare, and Consumer Discretionary sectors were a positive contributor to Fund relative performance. The Fund outperformed in 8 of 11 Global Industry Classification Standard (GICS) sectors.
  The Health Care sector was a positive contributor to performance in both stock selection and sector weighting.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Siemens, Rheinmetall AG, NEC Corporation, Astra Zeneca, and Banco Santander SA.
  By country, Japan was the top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Consumer Staples, Materials, and Communication Services sectors.
  Top individual Fund holdings that detracted from performance during the reporting period included Keyence Corp., Kerry Group, Smurfit Westrock PLC, and DSM-Firmenich AG.
  The Fund’s cash position detracted from Fund relative performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2015 through November 30, 2025
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	22.36%	7.72%	6.75%
Class A Shares — excluding sales load	29.47%	8.95%	7.36%
MSCI EAFE Index	24.50%	9.27%	7.72%
Morningstar Foreign Large Blend Funds Category Average	23.50%	8.49%	7.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 1,519,256,976
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 7,967,353
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$1,519,256,976
Number of Investments	85
Portfolio Turnover Rate	66%
Total Advisory Fees Paid	$7,967,353

Holdings [Text Block]	Fund Holdings Top Countries (% of Net Assets) Top Sectors (% of Net Assets)